Results for the Year - Valuation Assumptions for Warrants Granted Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results for the Year
Corporate tax	kr (975)	kr (1,146)	kr (693)
Current tax benefit recorded directly in shareholders' equity	31	44	kr 24
Gross tax loss carry forwards	kr 2,700	kr 2,500